SCHEDULE OF REAL ESTATE PROPERTY FOR LEASE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Real Estate [Abstract]
Plant	$ 498,006	$ 65,826
Land use right	63,533	8,410
Less: accumulated depreciation and amortization	(125,663)	(13,328)
Total real estate property for lease, net	$ 435,876	$ 60,908